STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table represents stock option activity for the three months ended March 31, 2015:

			Weighted Average
	Stock Options		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic
Balance - December 31, 2014	2,609,811	459,437	$0.38	$0.17	$0.17	9.57	$-
Granted	786,696	786,696	1.00	1.00	0.38	1.27	-
Exercised	(55,548)	(55,548)	-	-	-	-	-
Cancelled	-	-	-	-	-	-	-
Balance - March 31, 2015	3,340,959	1,360,374	$0.62	$0.31	$0.31	7.55	$2,458,311

The following table represents stock option activity for the years ended December 31, 2014 and 2013:

			Weighted Average
	Stock Options		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2012	1,471,699	332,861	$0.05	$0.05	$0.05	9.26	$-
Granted	-	-	-	-	-	-	-
Exercised	-	-	-	-	-	-	-
Cancelled	(1,307,728)	-	-	-	-	-	-
Balance – December 31, 2013	163,971	83,123	$0.05	$0.05	$0.05	8.26	$34,434
Granted	2,536,935	-	0.53	-	-	-	-
Exercised	-	-	-	-	-	-	-
Cancelled	(91,095)	-	-	-	-	-	-
Balance – December 31, 2014	2,609,811	459,347	$0.38	$0.17	$0.17	9.57	$1,174,741

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information on stock options outstanding and exercisable as of March 31, 2015:

		Weighted	Weighted		Weighted
Exercise	Number	Average Remaining	Average	Number	Average
Price	Outstanding	Contractual Term	Exercise Price	Exercisable	Exercise Price
$0.05	72,876	7.01	$0.05	57,693	$0.05
$0.26	1,061,248	9.03	$0.26	529,867	$0.26
$0.73	1,475,687	9.63	$0.73	41,666	$0.73
$1.00	731,148	1.27	$1.00	731,148	$1.00
Totals	3,340,959			1,360,374

The following table summarizes information on stock options outstanding and exercisable as of December 31, 2014:

		Weighted	Weighted		Weighted
Exercise	Number	Average Remaining	Average	Number	Average
Price	Outstanding	Contractual Term	Exercise Price	Exercisable	Exercise Price
$0.05	72,876	7.26	$0.05	53,138	$0.05
$0.26	1,061,248	9.28	$0.18	395,882	$0.18
$0.73	1,475,687	9.87	$0.73	10,417	$0.73
Totals	2,609,811			459,437

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following table represents warrant activity for the years ended December 31, 2014 and 2013:

			Weighted Average
	Warrants		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2012	-	-	$-	$-	$-	-	$-
Granted	15,596	15,596	0.99
Exercised	-		-
Cancelled	-		-	-	-
Balance – December 31, 2013	15,596	15,596	$0.99	$0.99	$0.05	-	$-
Granted	918,021	918,021	0.27
Exercised	-		-
Cancelled	-		-	-	-
Balance – December 31, 2014	933,617	933,617	$0.28	$0.28	$0.21	8.64	$646,768